FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
   TO THE STOCK AND BOND MUTUAL FUNDS AND ASSET ALLOCATION FUNDS INSTITUTIONAL
                               SHARES PROSPECTUS,
                            DATED NOVEMBER 29, 2005.

MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 60 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

INTERMEDIATE MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 62 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Intermediate Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

OHIO MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 64 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Ohio Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

MICHIGAN MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 66 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Michigan Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


                                                                  SP-STBD-I 0306

BALANCED FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, the first two paragraphs on page 12 of the prospectus, under the heading "Principal Investment Strategies" with respect to the Fifth Third Balanced Fund, are revised in their entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of companies with a market capitalization greater than $1 billion. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

BALANCED FUND: The co-portfolio managers of the equity portion of the Fund are Amy Denn1 and Jon Fisher2. The portfolio managers of the fixed income portion of the Fund remain the same.

1Amy Denn has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has nine years of investment experience.

2Jon Fisher has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 15 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
 TO THE STOCK AND BOND AND MONEY MARKET MUTUAL FUNDS AND ASSET ALLOCATION FUNDS
                  CLASS A, B, C AND ADVISOR SHARES PROSPECTUS,
                            DATED NOVEMBER 29, 2005.

MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 62 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

INTERMEDIATE MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 64 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Intermediate Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

OHIO MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 66 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Ohio Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

MICHIGAN MUNICIPAL BOND FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 68 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Michigan Municipal Bond Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB- or higher by Standard & Poor's or Baa3 or higher by


                                                                 SP-ABC-ADV 0306

Moody's). While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls elow the minimum credit quality required for purchase.

MICHIGAN MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 72 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Michigan Municipal Money Market Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 74 of the prospectus, the fourth paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Money Market Fund, is amended in its entirety to read as follows:

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

BALANCED FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, the first two paragraphs on page 12 of the prospectus, under the heading "Principal Investment Strategies" with respect to the Fifth Third Balanced Fund, are revised in their entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds, 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of companies with a market capitalization greater than $1 billion. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 71 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

SHAREHOLDER FEES AND FUND EXPENSES - FEE TABLES - STRATEGIC INCOME STRATEGY

Effective April 7, 2006, on page 81 of the prospectus, in the section entitled "Shareholder Fees and Fund Expenses - Fee Tables," footnote five to the Shareholder Fees table for the Strategic Income Strategy is revised in its entirety to read as follows: Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Strategic Income Fund to: 1.56% for Class A shares, 2.31% for Class B shares, 2.31% for Class C shares, and 1.81% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time."

CURRENT PORTFOLIO MANAGERS

Current information regarding portfolio managers appears below and replaces the information contained in the prospectus:

BALANCED FUND: The co-portfolio managers of the equity portion of the Fund are Amy Denn1 and Jon Fisher2. The portfolio managers of the fixed income portion of the Fund remain the same.

1Amy Denn has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has nine years of investment experience.

2Jon Fisher has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 13, 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 15 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
        TO THE MONEY MARKET MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2005.

This Supplement provides updated information regarding the principal investment strategies of the Funds indicated below. Please keep this Supplement and read it together with the Prospectus.

MICHIGAN MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 4 of the prospectus, the first paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Michigan Municipal Money Market Fund, is amended in its entirety to read as follows:

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 3 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies," with respect to the Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.



                                                                    SP-MM-I 0306

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
                 TO THE INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2005.

This Supplement provides updated information regarding the principal investment strategies of the Funds indicated below. Please keep this Supplement and read it together with the Prospectus.

MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 5 of the prospectus, the fourth paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Money Market Fund, is amended in its entirety to read as follows:

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 3 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies," with respect to the Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


                                                                   SP-IGM-I 0306

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
      TO THE EQUITY INDEX FUND AND INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                            SELECT SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2005.

This Supplement provides updated information regarding the principal investment strategies of the Funds indicated below. Please keep this Supplement and read it together with the Prospectus.

MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, the fourth paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Money Market Fund, is amended in its entirety to read as follows:

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies," with respect to the Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.



                                                                  SP-EIF-SE 0306

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
      TO THE EQUITY INDEX FUND AND INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                           PREFERRED SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2005.

This Supplement provides updated information regarding the principal investment strategies of the Funds indicated below. Please keep this Supplement and read it together with the Prospectus.

MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, the fourth paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Money Market Fund, is amended in its entirety to read as follows:

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies," with respect to the Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


                                                                  SP-EIF-PR 0306

                                FIFTH THIRD FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
      TO THE EQUITY INDEX FUND AND INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
                             TRUST SHARES PROSPECTUS
                            DATED NOVEMBER 29, 2005.

This Supplement provides updated information regarding the principal investment strategies of the Funds indicated below. Please keep this Supplement and read it together with the Prospectus.

MUNICIPAL MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, the fourth paragraph under the heading "Principal Investment Strategies" with respect to the Fifth Third Municipal Money Market Fund, is amended in its entirety to read as follows:

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PRINCIPAL INVESTMENT STRATEGIES

Effective April 7, 2006, on page 7 of the prospectus, in the second paragraph under the heading "Principal Investment Strategies," with respect to the Government Money Market Fund, the list of U.S. Government securities in which the Fund may invest should include securities issued by the Overseas Private Investment Corporation ("OPIC") and securities issued by the Federal Agricultural Mortgage Corporation ("Farmer Mac"). OPIC securities are U.S. Government securities guaranteed and insured by the full faith and credit of the U.S. Treasury. Farmer Mac securities are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but Farmer Mac has the ability to borrow from the U.S. Treasury.

The examples of U.S. Government securities under the heading "Principal Investment Strategies" is not an exhaustive list of U.S. Government securities in which the Fund may invest.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


                                                                  SP-EIF-TR 0306